Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Subsequent to December 31, 2016, the Company entered into railcar lease agreements with aggregate commitments of $31.3 million.

Subsequent to December 31, 2016, the Company entered into an agreement to purchase sand from an unrelated third party seller with aggregate commitments of $30.8 million.

In February 2017, the Company ordered additional new high pressure fracturing units and related equipment with an aggregate cost of $35.2 million with delivery expected during 2017. Additionally, subsequent to December 31, 2016, the Company ordered an aggregate of $84.4 million in other equipment across all operating segments.

In February 2017, the Company reached a settlement in the case titled William Crigler, et al v. Stingray Pressure Pumping, LLC, which settlement received final approval from the court in August 2017. This settlement will not have a material impact on the Company’s financial position, results of operations or cash flows.

On February 2017, the Company settled the case titled Brian Croniser vs. Redback Energy Services LLC and the lawsuit has been dismissed. This resolution did not have a material impact on the Company’s financial position, results of operations or cash flows.

On February 21, 2017, the Company granted 375,000 restricted stock units ("RSUs"). The RSUs vest in three substantially equal annual installments beginning on the first anniversary of the grant.

On March 27, 2017, the Company entered into a definitive asset purchase agreement, with Chieftain Sand and Proppant, LLC and Chieftain Sand and Proppant Barron, LLC, unrelated third party sellers, following a successful bid in a bankruptcy court auction for substantially all of the assets of the sellers for $36.3 million ("Chieftain Acquisition"). The Chieftain Acquisition closed on May 26, 2017. The Company funded the purchase price for the Chieftain Acquisition with cash on hand and borrowings under the revolving credit facility.

On March 2017, the Company settled the case titled Rusty Hale, individually and on behalf of all others similarly situated v. Redback Energy Services LLC. This resolution did not have a material impact on the Company’s financial position, results of operations or cash flows.

On April 2017, the Company settled the case titled William Reynolds, individually and on behalf of all others similarly situated v. Redback Energy Services LLC. This resolution did not have a material impact on the Company’s financial position, results of operations or cash flows.

On March 31, 2017, the Company entered into a five year office lease agreement with Caliber Investment Group LLC, an affiliate of Wexford. The aggregate minimum lease payments under this agreement are $2.6 million.

On April 21, 2017, the Company acquired an energy service provider and related equipment from an unrelated third party seller for $4.0 million.

On May 10, 2017, the Company acquired oilfield service equipment and related real property from an unrelated third party seller for $3.8 million.

On June 5, 2017, the Company completed the acquisition of (1) SR Energy, a Delaware limited liability company and (2) Cementing, a Delaware limited liability company (together with SR Energy, the “2017 Stingray Acquisition”) in exchange for the issuance by Mammoth of an aggregate of 1,392,548 shares of its common stock.

On July 7, 2017, the Company acquired an energy service company from an unrelated third party seller for $2.3 million in cash consideration and the assumption of $1.8 million in debt.

Effective as of July 12, 2017, the Company entered into a Second Amendment to Revolving Credit and Security Agreement, among the Company and certain of its subsidiaries, as borrowers, certain financial institutions party thereto, as lenders, and PNC Bank, National Association, as agent for the lenders (the “Amendment”). The Amendment provided the borrowers with greater flexibility for permitted acquisitions and permitted indebtedness, increased the maximum amount credited to the borrowing base for sand inventory and for in-transit inventory and increased certain cross-default thresholds from $5 million to $15 million.

On August 24, 2017, the Company settled the case titled Earl Richardson and Keary Johnson v. Redback Energy Services LLC. This resolution did not have a material impact on the Company’s financial position, results of operations or cash flows.

On October 19, 2017, Cobra Acquisitions LLC, a subsidiary of the Company, entered into a contract to aid in the restoration of utility infrastructure on the island of Puerto Rico. The contract provides for payments up to $200.0 million, including an initial payment of $15.0 million at the time of signing. As of October 26, 2017, the Company had entered into $23.8 million of commitments related to this contract and made prepayments and deposits of $5.0 million with respect to these commitments.